Investments in Unconsolidated Affiliates Investments in Unconsolidated Affiliates Table (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated affiliates	$ 1,105.3		$ 1,115.4	$ 254.3
Earnings (loss) from unconsolidated affiliates, net	8.1	$ 6.5	31.5	(60.8)	$ (0.7)
Goodwill impairment	0.0	109.7	162.6	1,406.3	48.8
Equity Method Investment, Summarized Financial Information, Current Assets			102.7	34.3
Equity Method Investment, Summarized Financial Information, Noncurrent Assets			2,448.2	677.8
Equity Method Investment, Summarized Financial Information, Current Liabilities			25.5	20.9
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities			77.4	75.7
Equity Method Investment Summarized Financial Information, Equity			2,448.0	615.5
Equity Method Investment, Summarized Financial Information, Revenue	61.9	30.4	215.4	104.7	35.6
Equity Method Investment Summarized Financial Information Operating Expenses	35.6	18.9	148.0	79.5	30.4
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	$ 26.3	11.5	$ 67.3	24.9	5.2
Stagecoach Gas Services LLC
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage	50.00%		50.00%
Investment in unconsolidated affiliates	$ 864.9		$ 871.0	0.0
Earnings (loss) from unconsolidated affiliates, net	6.0	0.0	15.9	0.0	0.0
Equity Method Investment, Summarized Financial Information, Current Assets			57.0	0.0
Equity Method Investment, Summarized Financial Information, Noncurrent Assets			1,807.6	0.0
Equity Method Investment, Summarized Financial Information, Current Liabilities			6.0	0.0
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities			4.1	0.0
Equity Method Investment Summarized Financial Information, Equity			1,854.5	0.0
Difference between carrying amount and underlying equity	51.4		51.4
Equity Method Investment, Summarized Financial Information, Revenue	42.0	0.0	99.3	0.0	0.0
Equity Method Investment Summarized Financial Information Operating Expenses	19.4	0.0	44.1	0.0	0.0
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	22.6	0.0	55.3	0.0	0.0
Other Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Summarized Financial Information, Current Assets			45.7	34.3
Equity Method Investment, Summarized Financial Information, Noncurrent Assets			640.6	677.8
Equity Method Investment, Summarized Financial Information, Current Liabilities			19.5	20.9
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities			73.3	75.7
Equity Method Investment Summarized Financial Information, Equity			593.5	615.5
Equity Method Investment, Summarized Financial Information, Revenue	19.9	30.4	116.1	104.7	35.6
Equity Method Investment Summarized Financial Information Operating Expenses	16.2	18.9	103.9	79.5	30.4
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	$ 3.7	11.5	$ 12.0	24.9	5.2
Jackalope Gas Gathering Services, LLC
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage	50.00%		50.00%
Investment in unconsolidated affiliates	$ 193.2		$ 197.2	202.4
Earnings (loss) from unconsolidated affiliates, net	1.8	5.1	20.8	(43.4)	0.5
Equity method investment, other than temporary impairment				51.4
Difference between carrying amount and underlying equity	0.8		0.8
Amortization	$ 0.1	0.1
Jackalope Gas Gathering Services, LLC | RKI Exploration and Production, LLC's
Schedule of Equity Method Investments [Line Items]
Amortization			$ 0.1	3.0	3.1
Tres Palacios Holdings LLC
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage	50.01%		50.01%
Investment in unconsolidated affiliates	$ 39.5		$ 39.0	36.8
Earnings (loss) from unconsolidated affiliates, net	0.5	0.8	(0.3)	2.5	0.2
Difference between carrying amount and underlying equity	27.5		27.8
Amortization	$ 0.3	0.3	$ 1.3	1.3
Powder River Basin Industrial Complex, LLC
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage	50.01%		50.01%
Investment in unconsolidated affiliates	$ 8.4		$ 8.7	15.1
Earnings (loss) from unconsolidated affiliates, net	0.0	0.6	(4.4)	(19.9)	(1.4)
Income (loss) from Equity Method Investments, Capital Adjustment				3.2
Equity method investment, other than temporary impairment			23.4
Goodwill impairment			5.8
Difference between carrying amount and underlying equity	15.1		15.3
Amortization	$ 0.2	0.4	$ 1.6
Crestwood Permian Basin Holdings LLC
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage	50.00%		50.00%
Investment in unconsolidated affiliates	$ (0.7)		$ (0.5)	0.0
Earnings (loss) from unconsolidated affiliates, net	$ (0.2)	$ 0.0	$ (0.5)	$ 0.0	$ 0.0